UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 36.3% (23.2% of Total Investments)
$ 795	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA	$807,442
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	453,890
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	85,700
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	137,148
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aa3	489,460
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AA	124,261
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	1/09 at 101.00	A3	45,263
	University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AA	371,378
	Series 2004H, 5.000%, 7/01/17 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	A3	919,690
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,012,110
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	506,180
	Series 2003X-1, 5.000%, 7/01/42
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,830,222
	Series 2007Z-1, 5.000%, 7/01/42
3,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	3,117,436
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
515	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	A2	512,384
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB–	125,219
270	5.375%, 2/01/29	2/09 at 101.00	BBB–	253,441
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,027,100
1,000	4.750%, 4/01/21 – MBIA Insured	4/11 at 101.00	AA	1,022,730
585	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	611,272
	FGIC Insured

13,360	Total Education and Civic Organizations			13,452,326

	Health Care – 11.5% (7.3% of Total Investments)
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	BBB+	1,313,396
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	A3	478,000
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	A3	233,088
185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	167,727
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	60,266
	Series 2006, 5.000%, 7/01/32 – FSA Insured
125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	A2	126,243
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AA	1,889,205
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,390	Total Health Care			4,267,925

	Housing/Multifamily – 3.2% (2.1% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	445,150
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	BBB+	750,555
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,250	Total Housing/Multifamily			1,195,705

	Housing/Single Family – 7.0% (4.5% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	918,870
250	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	227,885
800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	765,448
	5.050%, 11/15/34
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	698,719
	4.650%, 11/15/27

2,750	Total Housing/Single Family			2,610,922

	Industrials – 2.6% (1.6% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	958,230
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 1.7% (1.1% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	301,737
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/08 at 101.00	BBB–	112,507
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	212,698
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

660	Total Long-Term Care			626,942

	Tax Obligation/General – 13.2% (8.4% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	581,806
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	720,755
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	421,780
450	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	499,109
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	379,231
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	239,582
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	435,336
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA	372,684
335	5.000%, 6/15/19	No Opt. Call	AA	368,932
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	871,965

4,590	Total Tax Obligation/General			4,891,180

	Tax Obligation/Limited – 26.2% (16.7% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	653,725
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	496,990
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	1/09 at 105.00	A	1,069,440
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	618,408
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,006,070
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,639,522
	5.500%, 11/01/12 – FSA Insured
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	937,440
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	596,796
	7/01/31 – AMBAC Insured
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	118,501
	0.000%, 7/01/32 – FGIC Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,273,764
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	789,758
	6.375%, 10/01/19
500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	A	505,675
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

9,645	Total Tax Obligation/Limited			9,706,089

	Transportation – 6.4% (4.1% of Total Investments)
2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A	2,357,772
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 30.7% (19.6% of Total Investments) (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (4)	1,097,230
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20	10/11 at 100.00	AAA	2,188,800
	(Pre-refunded 10/01/11)
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	552,620
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded	7/11 at 102.00	Aa3 (4)	548,600
	7/15/11) – FGIC Insured
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
25	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (4)	26,625
500	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (4)	537,705
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (4)	1,372,210
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
220	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded	11/11 at 100.00	A– (4)	234,170
	11/01/11) – FGIC Insured
250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20	6/10 at 100.00	AAA	266,865
	(Pre-refunded 6/01/10) – ACA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,479,036
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,347,177
235	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	245,939
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,096,460
	4/01/12) – FSA Insured
370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20	7/09 at 100.00	Aa2 (4)	380,319
	(Pre-refunded 7/15/09)

10,595	Total U.S. Guaranteed			11,373,756

	Utilities – 5.2% (3.3% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	500,150
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
560	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	535,948
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
900	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/09 at 100.00	BBB	899,928
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,960	Total Utilities			1,936,026

	Water and Sewer – 12.7% (8.1% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	BBB–	216,732
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,279,895
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA	726,019
1,110	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	1,112,586
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	139,385
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA	772,073
470	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA	471,199

4,630	Total Water and Sewer			4,717,889

$ 57,330	Total Investments (cost $57,997,932) – 156.7%			58,094,762

	Floating Rate Obligations – (6.2)%			(2,287,000)

	Other Assets Less Liabilities – 2.1%			775,010

	Preferred Shares, at Liquidation Value – (52.6)% (5)			(19,500,000)

	Net Assets Applicable to Common Shares – 100%			$37,082,772

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.6)%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$58,094,762	$ —	$58,094,762

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $55,672,757.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,322,162
Depreciation	(1,187,098)

Net unrealized appreciation (depreciation) of investments	$ 135,064

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008